FINANCIAL INCOME (EXPENSES) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INCOME (EXPENSES)
Interest income	R$ 246,083	R$ 655,474	R$ 719,399
Interest receivable (customers, taxes and other)	118,476	124,391	104,837
Gain on derivative financial instruments	305,996	373,971	994,801
Foreign exchange variations on loans and financing	32,326	113,203	487,747
Other revenues from foreign exchange and monetary variation	3,341,211	406,013	374,169
Other financial income	68,548	82,906	100,406
Total	4,112,640	1,755,958	2,781,359
Loan, financing, debenture and finance lease charges	(510,398)	(932,727)	(1,061,098)
Foreign exchange variation on loans and financing	(61,174)	(129,049)	(214,952)
Loss on derivative financial instruments	(295,208)	(415,956)	(1,342,671)
Interest payable (financial institutions, provisions, trade accounts payable, taxes and other)	(186,238)	(136,425)	(278,175)
Other expenses with foreign exchange and monetary variation	(963,463)	(876,948)	(830,466)
IOF, PIS, Cofins and other financial expenses	(269,006)	(167,897)	(288,538)
Total	(2,285,487)	(2,659,002)	(4,015,900)
Financial income (expenses), net	1,827,153	R$ (903,044)	R$ (1,234,541)
Tax credit value included in other revenues from foreign exchange and monetary variation	R$ 2,926,247